Goodwill and Other Intangible Assets - Schedule of Gross Carrying Value of Goodwill and related Cumulative Impairment Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets [Line Items]
Gross Carrying Value	$ 4,066,846
Cumulative Impairment Losses	(2,636,079)
Goodwill, net	1,430,767	$ 2,897,110
Wholly Owned Domestic Resorts [Member]
Goodwill And Intangible Assets [Line Items]
Gross Carrying Value	1,239,063
Cumulative Impairment Losses	(1,168,088)
Goodwill, net	70,975	70,975
MGM China [Member]
Goodwill And Intangible Assets [Line Items]
Gross Carrying Value	2,827,783
Cumulative Impairment Losses	(1,467,991)
Goodwill, net	$ 1,359,792	$ 2,826,135